Information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Level 2 | Financial assets
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 59,063,470	₩ 45,678,235
Level 2 | Due from banks at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 22,149,706	₩ 10,587,086
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Loans at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 960,827	₩ 2,498,193
Valuation technique	DCF	DCF
Significant inputs	Discount rate, credit spread, prepayment rate	Discount rate, credit spread, prepayment rate
Level 2 | Securities at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 25,139,116	₩ 20,986,587
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 10,813,821	₩ 11,606,369
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Financial liabilities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 178,957,296	₩ 158,692,181
Level 2 | Deposits
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 119,203,708	₩ 109,083,014
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 538,247	₩ 1,084,036
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Debt securities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 51,282,618	₩ 41,894,406
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 7,932,723	₩ 6,630,725
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Financial assets
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 331,866,522	₩ 305,631,828
Level 3 | Due from banks at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 569,366	₩ 779,246
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Loans at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 325,058,400	₩ 299,590,546
Valuation technique	DCF	DCF
Significant inputs	Discount rate, credit spread, prepayment rate	Discount rate, credit spread, prepayment rate
Level 3 | Securities at amortized cost
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 86,059	₩ 83,044
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 6,152,697	₩ 5,178,992
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Financial liabilities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 244,820,400	₩ 211,349,066
Level 3 | Deposits
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 172,927,779	₩ 153,102,214
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 27,579,901	₩ 23,106,392
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Debt securities
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 24,822,822	₩ 21,611,903
Valuation technique	DCF	DCF
Significant inputs	Discount rate, regression coefficient, correlation coefficient	Discount rate, regression coefficient, correlation coefficient
Level 3 | Others
Financial instruments not measured at fair value but for which the fair value is disclosed, information on valuation technique and inputs used in measuring fair value of financial instruments classified as level 2 or level 3 [Line Items]
Fair value	₩ 19,489,898	₩ 13,528,557
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate